Contingencies (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Loss Contingency [Abstract]
Balance as of December 31, 2017	$ 349	$ 969	$ 388
Product warranty charges/adjustments	1,256	(149)	1,285
Payments and settlements	(88)	(471)	(704)
Balance as of June 30, 2018	$ 1,517	$ 349	$ 969